Consolidated Quarterly Holdings Report
for
Fidelity® Growth Company Fund
August 31, 2026
GCF-NPRT3-1026
1.805820.122
Common Stocks - 97.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)(g)	128,741	9,199,832
BELGIUM - 0.8%
Health Care - 0.8%
Biotechnology - 0.7%
Argenx SE ADR (b)	608,314	627,573,221
Neurona Therapeutics Inc (d)(f)	3,297,200	98,916
Neurona Therapeutics Inc (d)(f)	3,297,200	33
Neurona Therapeutics Inc escrow shares (d)(f)	3,297,200	494,580
Neurona Therapeutics Inc milestone 1 rights (b)(f)	3,297,200	989,160
Neurona Therapeutics Inc milestone 2 rights (b)(d)(f)	3,297,200	32,972
Neurona Therapeutics Inc milestone 3 rights (b)(d)(f)	3,297,200	32,972
Neurona Therapeutics Inc milestone 4 rights (b)(d)(f)	3,297,200	32,972
		629,254,826
Pharmaceuticals - 0.1%
AgomAb Therapeutics NV ADR (i)	958,312	12,620,969
AgomAb Therapeutics NV ADR (g)	507,250	6,680,483
UCB SA	332,623	83,182,930
		102,484,382
TOTAL BELGIUM		731,739,208
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)	1,243,851	10,276,051
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	785,949	77,620,323
Health Care - 0.0%
Pharmaceuticals - 0.0%
InMed Pharmaceuticals Inc (c)(d)(e)(f)	6,610,051	17,847,138
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	43,554	13,040,068
IT Services - 0.2%
Shopify Inc Class A (b)	863,367	127,248,441
Software - 0.0%
Taalas Inc warrants (b)(d)(f)	1,768,822	7,340,611
TOTAL INFORMATION TECHNOLOGY		147,629,120
Materials - 0.2%
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA (United States) (g)	283,470	57,575,592
Franco-Nevada Corp (United States)	147,641	38,851,729
Kinross Gold Corp (United States)	764,775	23,463,297
Novagold Resources Inc (United States) (b)(g)	4,139,683	35,601,274
TOTAL MATERIALS		155,491,892
TOTAL CANADA		408,864,524
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
BYD Co Ltd H Shares	2,532,300	27,951,143
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	633,165	22,148,112
Luckin Coffee Inc ADR (b)	1,917,693	68,845,179
		90,993,291
TOTAL CONSUMER DISCRETIONARY		118,944,434
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(f)	1,755,314	2,790,949
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)(g)	331,780	8,447,119
TOTAL CHINA		130,182,502
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	54,094	14,228,886
Zealand Pharma A/S (b)	560,703	26,138,172
		40,367,058
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	20,397	924,596
TOTAL DENMARK		41,291,654
FINLAND - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	447,161	13,660,769
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj ADR	6,270,166	63,579,483
TOTAL FINLAND		77,240,252
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)(g)	37,334	4,171,328
Health Care Technology - 0.0%
DNA Script SAS (b)(d)(f)	463	2,732
DNA Script SAS seed shares (b)(d)(f)	1,769	10,459
		13,191
Pharmaceuticals - 0.0%
Kartos Therapeutics Inc 250M Milestone rights (b)(d)(f)	1,806,457	18
Kartos Therapeutics Inc 950M Milestone rights (b)(d)(f)	1,806,457	5,455,500
Kartos Therapeutics Inc Representative Escrow rights (b)(f)	1,806,457	18
		5,455,536
TOTAL FRANCE		9,640,055
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Adidas AG	2,526	442,422
Birkenstock Holding Plc (b)(g)	9,992	348,820
TOTAL CONSUMER DISCRETIONARY		791,242
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	99,878	10,148,604
TOTAL GERMANY		10,939,846
INDIA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho (b)	33,305,674	71,880,132
Meesho (b)	187,290	404,208
		72,284,340
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	9,483,800	32,696,401
MakeMyTrip Ltd (b)(g)	355,577	20,715,916
		53,412,317
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	160,688	1,118,446
TOTAL CONSUMER DISCRETIONARY		126,815,103
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	1,524,376	20,454,758
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	271,534	6,163,822
Financial Services - 0.0%
Jio Financial Services Ltd	2,318,738	5,880,447
TOTAL FINANCIALS		12,044,269
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	2,269,100	10,877,278
TOTAL INDIA		170,191,408
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (b)	2,185,075	20,430,451
Pharmaceuticals - 0.1%
GH Research PLC (b)	1,935,309	52,214,637
TOTAL IRELAND		72,645,088
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(g)	454,876	6,550,214
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)(f)	391,041	3,183,074
TOTAL ISRAEL		9,733,288
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,199	3,000,999
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA (d)(h)	276,000	11,412,600
Bending Spoons SpA (b)(g)	62,000	2,563,700
TOTAL INFORMATION TECHNOLOGY		13,976,300
TOTAL ITALY		16,977,299
JAPAN - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (b)(g)	446,826	2,157,339
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	1,989,745	48,216,484
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (b)	560,194	20,307,032
Kioxia Holdings Corp (b)	374,806	115,887,773
TOTAL INFORMATION TECHNOLOGY		136,194,805
TOTAL JAPAN		186,568,628
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	213,505	40,599,507
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (b)	969,922	47,109,112
NETHERLANDS - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Pharvaris NV (b)	1,373,193	47,526,210
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	17,710	30,036,337
TOTAL NETHERLANDS		77,562,547
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)(g)	100	0
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	3,432,084	97,814,394
Health Care - 0.2%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(g)	592,327	33,750,793
Idorsia Ltd (b)(g)	5,149,958	31,472,496
		65,223,289
Pharmaceuticals - 0.1%
Galderma Group AG	267,155	55,395,185
TOTAL HEALTH CARE		120,618,474
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	11,492	2,358,733
TOTAL SWITZERLAND		220,791,601
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	514,748	213,785,139
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.0%
Unilever PLC ADR	21,973	1,424,949
Tobacco - 0.1%
British American Tobacco PLC ADR	1,018,686	56,608,382
TOTAL CONSUMER STAPLES		58,033,331
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	246,588	19,270,852
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)(f)	13,544	26,125,563
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	625,423	22,715,363
Industrials - 0.0%
Electrical Equipment - 0.0%
DPC Holdings PLC	139,428	5,850,399
TOTAL UNITED KINGDOM		131,995,508
UNITED STATES - 95.2%
Communication Services - 15.9%
Diversified Telecommunication Services - 3.6%
Comcast Corp Class A	295,824	7,874,835
Lumen Technologies Inc (b)	12,426,991	77,668,694
Space Exploration Technologies Corp (h)	2,654,578	362,364,497
Space Exploration Technologies Corp - 180 Day Lockup Final Release (h)	993,831	142,803,576
Space Exploration Technologies Corp - Lockup Released	867,642	118,437,905
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (h)	1,502,284	215,863,188
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (h)	1,502,284	215,863,188
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (h)	6,009,138	820,280,387
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (h)	1,502,284	215,863,188
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (h)	1,502,284	215,863,188
Space Exploration Technologies Corp Class A (g)	7,871,625	1,131,073,797
		3,523,956,443
Entertainment - 1.0%
Netflix Inc (b)	9,127,515	739,785,091
ROBLOX Corp Class A (b)	4,251,998	175,564,997
Spotify Technology SA (b)	80,028	43,504,821
Walt Disney Co/The	18,501	1,989,783
		960,844,692
Interactive Media & Services - 10.8%
Alphabet Inc Class A	12,890,550	4,374,408,143
Alphabet Inc Class C	10,471,241	3,512,158,944
Epic Games Inc (b)(d)(f)	51,800	19,081,566
Meta Platforms Inc Class A	4,494,062	2,572,131,445
Reddit Inc Class B (b)	239,383	35,383,201
		10,513,163,299
Media - 0.5%
AppLovin Corp Class A (b)	1,454,866	454,005,484
Trade Desk Inc (The) Class A (b)	9,995	137,130
Versant Media Group Inc Class A	11,832	486,532
		454,629,146
TOTAL COMMUNICATION SERVICES		15,452,593,580
Consumer Discretionary - 7.9%
Automobiles - 1.1%
Rad Power Bikes Inc (b)(d)(f)	1,182,568	12
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(f)	985,838	10
Rivian Automotive Inc Class A (b)	1,570,470	25,221,748
Tesla Inc (b)	2,980,500	1,096,674,975
		1,121,896,745
Broadline Retail - 3.4%
Amazon.com Inc (b)	11,999,146	3,117,018,157
Ollie's Bargain Outlet Holdings Inc (b)	2,300,301	173,488,701
		3,290,506,858
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	240,557	44,074,854
Booking Holdings Inc	1,180,266	234,979,158
Brinker International Inc (b)	837,489	191,366,237
Cava Group Inc (b)(g)	309,986	20,381,580
Chipotle Mexican Grill Inc (b)	1,882,007	71,572,726
DoorDash Inc Class A (b)	267,711	62,039,347
Dutch Bros Inc Class A (b)	295,634	14,444,677
Expedia Group Inc Class A	17,777	5,637,441
Hyatt Hotels Corp Class A (g)	143,369	23,938,322
Marriott International Inc/MD Class A1	405,530	138,593,933
McDonald's Corp	37,618	9,913,848
Shake Shack Inc Class A (b)	44,577	3,070,909
Starbucks Corp	1,183,469	125,743,581
Viking Holdings Ltd (b)	246,689	21,249,790
Wingstop Inc	76,749	8,402,481
Yum! Brands Inc	185,970	28,511,061
		1,003,919,945
Household Durables - 0.4%
DR Horton Inc	138,872	20,075,336
Garmin Ltd	444,935	126,410,483
Lennar Corp Class A	43,092	3,624,468
SharkNinja Inc (b)	989,653	190,498,307
Somnigroup International Inc	160,327	10,381,173
Toll Brothers Inc	26,818	3,847,042
		354,836,809
Specialty Retail - 1.8%
Carvana Co Class A (b)	1,147,713	84,310,997
Dick's Sporting Goods Inc	88,982	12,021,468
Fanatics Inc Class A (b)(d)(f)	730,532	74,864,919
Five Below Inc (b)	59,726	14,742,766
Floor & Decor Holdings Inc Class A (b)	388,604	19,535,123
Home Depot Inc/The	1,603,375	525,634,427
Lowe's Cos Inc	365,931	74,906,076
Revolve Group Inc Class A (b)	1,987,304	44,157,895
RH (b)	67,707	10,098,499
Ross Stores Inc	780,486	178,372,270
TJX Cos Inc/The	2,555,022	342,142,996
Wayfair Inc Class A (b)	4,289,774	425,845,865
		1,806,633,301
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	922,839	80,360,820
Lululemon Athletica Inc (b)	172,228	20,712,139
NIKE Inc Class B	436,807	17,061,681
Tory Burch LLC Class A (b)(d)(f)(j)	950,844	35,533,040
Tory Burch LLC Class B (b)(d)(f)(j)	324,840	12,139,264
		165,806,944
TOTAL CONSUMER DISCRETIONARY		7,743,600,602
Consumer Staples - 2.2%
Beverages - 0.8%
Celsius Holdings Inc (b)(g)	269,785	8,484,738
Coca-Cola Co/The	5,645,520	500,588,259
Constellation Brands Inc Class A	1,197	156,352
Keurig Dr Pepper Inc	1,617,618	51,537,309
Monster Beverage Corp (b)	1,901,946	87,337,361
PepsiCo Inc	310,494	43,574,728
		691,678,747
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	368,324	347,657,341
Kroger Co/The	1,361,655	78,349,629
Maplebear Inc (b)	134,652	6,802,619
Sprouts Farmers Market Inc (b)	833,012	68,340,304
Target Corp	543,148	87,381,650
Walmart Inc	432,089	45,313,173
		633,844,716
Food Products - 0.1%
Archer-Daniels-Midland Co	424,280	34,489,721
Bunge Global SA	315,442	36,657,515
Hershey Co/The	104,795	18,465,927
McCormick & Co Inc/MD	122,449	6,639,185
Mondelez International Inc	390,668	24,248,763
		120,501,111
Household Products - 0.1%
Church & Dwight Co Inc	125,246	12,497,046
Clorox Co/The	34,928	3,411,767
Colgate-Palmolive Co	365,787	32,854,988
Procter & Gamble Co/The	284,212	41,244,846
		90,008,647
Personal Care Products - 0.0%
Kenvue Inc	726,002	13,706,918
SkinHealth Systems Inc (b)(d)	2,438,817	1,648,883
		15,355,801
Tobacco - 0.6%
JUUL Labs Inc Class A (b)(d)(f)	11,552,032	24,028,227
Philip Morris International Inc	3,263,354	611,226,204
		635,254,431
TOTAL CONSUMER STAPLES		2,186,643,453
Energy - 0.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	863,869	54,898,875
Halliburton Co	1,455,461	53,633,738
SLB Ltd	358,518	21,546,932
		130,079,545
Oil, Gas & Consumable Fuels - 0.3%
EOG Resources Inc	239,016	34,647,759
EQT Corp	878,024	47,571,340
ExxonMobil Holdings Corp	105,484	16,977,650
Range Resources Corp	1,700,977	70,284,370
Valero Energy Corp	140,126	50,294,024
		219,775,143
TOTAL ENERGY		349,854,688
Financials - 3.1%
Banks - 0.5%
Bank of America Corp	3,427,437	212,295,448
JPMorgan Chase & Co	434,706	154,764,030
US Bancorp	860,903	53,014,406
Wells Fargo & Co	976,227	84,336,251
		504,410,135
Capital Markets - 0.7%
Blackrock Inc	97,264	112,399,251
Charles Schwab Corp/The	149,700	16,440,053
Goldman Sachs Group Inc/The	147,085	150,894,502
Lincoln International Inc Class A	705,422	17,804,851
Morgan Stanley	142,427	30,382,528
Robinhood Markets Inc Class A (b)	3,035,779	318,179,997
		646,101,182
Consumer Finance - 0.0%
American Express Co	119,987	39,616,108
Financial Services - 1.9%
Block Inc Class A (b)	139,395	11,433,178
Mastercard Inc Class A	1,270,425	748,674,157
Paragon Biosciences Emalex Capital Inc Adjustment Escrow (d)(f)	2,190,984	109,549
Paragon Biosciences Emalex Capital Inc Indemnity Escrow (f)	2,190,984	1,862,336
Paragon Biosciences Emalex Capital Inc Milestone 1 June 10, 2028 (d)(f)	2,190,984	1,884,247
Paragon Biosciences Emalex Capital Inc Milestone 2 (d)(f)	2,190,984	416,287
Paragon Biosciences Emalex Capital Inc ODT Royalty (d)(f)	2,190,984	22
Paragon Biosciences Emalex Capital Inc Ombakay Royalty (d)(f)	2,190,984	898,303
Paragon Biosciences Emalex Capital Inc Priority Review Voucher Sale (d)(f)	2,190,984	22
Paragon Biosciences Emalex Capital Inc Shareholder Representative Escrow (f)	2,190,984	22
Stripe Global Holdings Inc (d)(f)	205,500	14,265,810
Toast Inc Class A (b)	1,330,811	45,367,347
Visa Inc Class A	2,743,914	1,040,958,654
		1,865,869,934
TOTAL FINANCIALS		3,055,997,359
Health Care - 12.5%
Biotechnology - 7.5%
AbbVie Inc	502,864	128,944,387
Absci Corp (b)	8,022,967	72,527,622
Akouos Inc (b)(f)(g)	1,254,446	188,166
Alnylam Pharmaceuticals Inc (b)	894,221	215,230,052
Amgen Inc	451,584	194,126,930
Antares Therapeutics Inc (b)(d)(f)	159,408	234,329
ArriVent Biopharma Inc (b)	323,640	9,725,382
Arrowhead Pharmaceuticals Inc (b)	2,605,269	214,648,113
Beam Therapeutics Inc (b)(g)	3,457,347	101,749,722
BeOne Medicines Ltd ADR (b)	624,125	224,422,868
Biogen Inc (b)	157,258	34,069,946
Biohaven Ltd (b)	160,980	2,458,165
Biomea Fusion Inc (b)(g)	2,708,445	4,550,188
Biomea Fusion Inc warrants 12/20/2026 (b)	801,300	16,415
Boundless Bio Inc (b)(g)	899,159	2,526,637
CAMP4 Therapeutics Corp (d)	422,196	1,671,896
CAMP4 Therapeutics Corp (b)	399,577	1,582,325
Candel Therapeutics Inc (b)	2,291,249	29,946,624
Caris Life Sciences Inc (b)	891,492	22,724,131
Cibus Inc Class A (b)	3,398,823	5,506,093
Crescent Biopharma Inc (b)(d)	646,839	10,737,527
Crescent Biopharma Inc (b)	292,318	4,852,479
Cyclerion Therapeutics Inc (b)(e)(g)	217,988	802,196
Damora Therapeutics Inc (b)	1,835,051	51,711,737
Denali Therapeutics Inc (b)	1,452,654	34,515,059
Deverra Therapeutics (b)(d)(f)	59,780	0
Dianthus Therapeutics Inc (b)	1,592,149	168,146,856
Disc Medicine Inc (b)	54,625	4,296,256
Dyne Therapeutics Inc (b)	3,157,625	80,298,404
Eikon Therapeutics Inc (b)	734,417	7,682,002
Epicrispr Biotechnologies Inc warrants 8/10/2028 (b)(f)	7,747,133	76
Foghorn Therapeutics Inc (b)	1,834,180	10,528,193
Freenome Inc (d)	246,993	3,653,026
Freenome Inc Class A (b)(g)	397,340	5,876,659
Generate Biomedicines Inc (g)	2,222,692	33,940,507
Hemab Therapeutics Holdings Inc	523,853	23,955,798
Ideaya Biosciences Inc (b)	4,738,996	190,033,740
Immuneering Corp (b)(g)	2,940,043	14,670,815
Immunome Inc (b)	4,903,773	134,412,418
Immunovant Inc (b)	5,092,337	207,869,196
Insmed Inc (b)	611,822	74,532,156
Ionis Pharmaceuticals Inc (b)(e)	8,503,655	513,280,616
Jade Biosciences Inc (b)	1,191,884	25,458,642
Kailera Therapeutics Inc (b)	700,903	10,793,906
Korsana Biosciences (c)(d)(e)(f)	3,770,600	16,854,582
Krystal Biotech Inc (b)	816,132	293,285,196
Kymera Therapeutics Inc (b)	2,247,282	266,999,574
Moderna Inc (b)	8,246,175	1,157,268,200
Natera Inc (b)	93,459	30,090,060
Nurix Therapeutics Inc (b)	645,267	16,634,983
Odyssey Therapeutics Inc (b)(g)	1,104,534	27,083,174
Odyssey Therapeutics Inc (h)	584,321	14,327,551
ORIC Pharmaceuticals Inc (b)(g)	717,487	9,320,156
Oruka Therapeutics Inc (b)(g)	1,294,135	119,862,784
Parabilis Medicines Inc (h)	1,094,672	42,703,155
Parabilis Medicines Inc (h)(i)	1,108,296	41,072,896
Parabilis Medicines Inc (g)	478,759	18,676,388
Praxis Precision Medicines Inc (b)	107,380	37,615,214
Rallybio Corp (b)	207,412	3,482,447
Regeneron Pharmaceuticals Inc	142,709	114,035,908
Revolution Medicines Inc (b)	2,472,885	508,350,969
Roivant Sciences Ltd (b)	23,044,528	798,262,450
Sana Biotechnology Inc (b)	10,495,617	40,618,038
Scholar Rock Holding Corp (b)	4,533,645	257,511,036
Sigilon Therapeutics Inc rights (b)(f)	28,234	250,435
Spyre Therapeutics Inc (b)	2,760,132	246,562,592
Summit Therapeutics Inc (b)	2,047,862	27,891,880
Tango Therapeutics Inc (b)	2,810,958	64,202,281
Taysha Gene Therapies Inc (b)	4,170,948	23,732,694
Tectonic Therapeutic Inc (b)(g)	754,390	22,586,437
Tubulis GmbH escrow shares (d)(f)	7,200	25,128
Tubulis GmbH escrow shares (d)(f)	7,200	144
Tubulis GmbH milestone 1 rights (b)(d)(f)	7,200	510,624
Tubulis GmbH milestone 10 rights (b)(d)(f)	7,200	15,984
Tubulis GmbH milestone 11 rights (b)(d)(f)	7,200	15,192
Tubulis GmbH milestone 2 rights (b)(d)(f)	7,200	776,016
Tubulis GmbH milestone 3 rights (b)(d)(f)	7,200	346,320
Tubulis GmbH milestone 4 rights (b)(d)(f)	7,200	401,544
Tubulis GmbH milestone 5 rights (b)(d)(f)	7,200	67,464
Tubulis GmbH milestone 6 rights (b)(d)(f)	7,200	213,120
Tubulis GmbH milestone 7 rights (b)(d)(f)	7,200	206,496
Tubulis GmbH milestone 8 rights (b)(d)(f)	7,200	33,696
Tubulis GmbH milestone 9 rights (b)(d)(f)	7,200	33,696
Vaxcyte Inc (b)	657,121	39,913,530
Vera Therapeutics Inc Class A (b)	871,547	29,702,322
Vertex Pharmaceuticals Inc (b)	181,041	98,580,445
		7,249,021,056
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	4,324	477,197
Blink Health LLC Class A1 (b)(d)(f)	250,304	9,423,946
Butterfly Network Inc Class A (b)(g)	11,212,206	88,464,305
Ceribell Inc (b)	247,539	5,935,985
Dexcom Inc (b)	456,564	41,574,718
Glaukos Corp (b)	493,100	88,541,036
Globus Medical Inc Class A (b)	140,874	11,462,917
Intuitive Surgical Inc (b)	469,451	176,917,304
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(f)	11,774	262,678
Medline Inc Class A	1,049,822	36,775,265
Novocure Ltd (b)(e)	5,874,496	103,684,854
Procept Biorobotics Corp (b)(g)	303,924	6,443,189
Saluda Medical Inc (d)(h)	327,633	1,091,735
Saluda Medical Inc depository receipt	1,990,051	663,123
Saluda Medical Inc warrants (b)(d)(h)	1	0
		571,718,252
Health Care Providers & Services - 0.4%
Alignment Healthcare Inc (b)	1,453,223	19,473,188
Blue Marlin Therapeutics, Inc. (d)(f)	895	55,938
Cardinal Health Inc	206,358	48,415,714
Conformal Medical Inc Adjustment Escrow shares (d)(f)	1,240,316	12,403
Conformal Medical Inc Shareholder Rep Escrow shares (d)(f)	1,240,316	24,806
Conformal Medical Inc Vizara Med Escrow shares (d)(f)	1,240,316	12
CVS Health Corp	432,983	40,661,434
Guardant Health Inc (b)	173,243	27,549,102
Hims & Hers Health Inc Class A (b)(g)	476,120	14,083,630
McKesson Corp	106,938	94,674,350
Omada Health Inc (b)(g)	1,007,298	24,729,166
Quest Diagnostics Inc	204,400	49,117,320
Scorpion Therapeutics Inc (b)(d)(f)	2,530,180	25
Scorpion Therapeutics Inc rights (b)(d)(f)	2,530,180	2,100,050
UnitedHealth Group Inc	264,552	103,019,194
		423,916,332
Health Care Technology - 0.0%
Allotera Therapeutics Inc warrants 8/22/2035 (b)(d)(f)	134,529	240,807
Candid Therapeutics Adjustment Escrow shares (d)(f)	3,627,103	36,271
Candid Therapeutics milestone 1 rights (b)(d)(f)	3,627,103	253,898
Candid Therapeutics milestone 2 rights (b)(d)(f)	3,627,103	145,084
Candid Therapeutics Shareholder Rep Escrow shares (d)(f)	3,627,103	36
HeartFlow Inc (b)	501,384	25,264,740
Prognomiq Inc (b)(d)(f)	183,441	7,337
		25,948,173
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	200,145	12,499,055
Danaher Corp	204,755	43,727,478
Illumina Inc (b)	400,700	85,601,541
Repligen Corp (b)	127,375	23,052,328
Thermo Fisher Scientific Inc	288,744	178,183,922
		343,064,324
Pharmaceuticals - 3.6%
Adimab LLC (b)(d)(f)(j)	3,162,765	37,288,999
Adimab LLC (b)(d)(f)(j)	3,162,765	15,212,900
Amylyx Pharmaceuticals Inc (b)	656,484	22,156,335
Atea Pharmaceuticals Inc (b)	3,125,767	16,722,853
Avalyn Pharma Inc	267,270	9,282,287
Braveheart Bio Inc	779,600	19,879,800
Bristol-Myers Squibb Co	316,576	21,150,443
Definium Therapeutics Inc (b)	562,849	22,356,362
Eli Lilly & Co	2,251,837	2,604,767,413
Harmony Biosciences Holdings Inc (b)	524,854	20,668,751
Kardigan Inc (h)	645,577	13,014,832
Kardigan Inc (b)	598,548	12,066,728
LB Pharmaceuticals Inc (d)	201,198	8,557,756
LENZ Therapeutics Inc (b)(g)	809,716	4,218,620
Lexicon Pharmaceuticals Inc (b)	20,695,099	46,563,973
Maze Therapeutics Inc (b)(g)	95,120	2,527,338
Nektar Therapeutics (b)(e)(g)	1,850,478	132,087,120
Nuvation Bio Inc Class A (b)(e)(g)	17,697,414	117,864,777
Ocular Therapeutix Inc (b)	9,704,363	101,798,768
Optinose Inc (b)(f)	364,134	4
Optinose Inc warrants 11/23/2027 (b)(f)	694,735	7
Pfizer Inc	79,250	2,255,455
Pfizer Inc rights (b)(f)	3,876,351	20,971,059
Rapport Therapeutics Inc (b)	2,257,056	109,850,916
Roche Holding AG	35,426	15,461,487
Roche Holding AG rights (b)(f)	3,405,875	5,721,870
Seaport Therapeutics Inc (b)(g)	427,690	10,127,699
Sienna Biopharmaceuticals Inc (b)(f)	1,339,097	134
Skyhawk Therapeutics Inc (b)(d)(f)	685,377	43,281,558
Skyhawk Therapeutics Inc rights 5/23/2028 (b)(d)(f)	481,725	4
Structure Therapeutics Inc ADR (b)	230,492	10,581,888
Tarsus Pharmaceuticals Inc (b)	228,677	16,976,980
Trevi Therapeutics Inc (b)	1,039,015	17,247,649
VeraDermics Inc (g)	771,423	75,915,737
Wave Life Sciences Inc	1,659,857	8,133,299
		3,564,711,801
TOTAL HEALTH CARE		12,178,379,938
Industrials - 3.2%
Aerospace & Defense - 0.8%
Anduril Industries Inc Class B (b)(d)(f)	4,798	352,653
Anduril Industries Inc Class C (b)(d)(f)	2	147
Arxis Inc Class A (g)	247,694	12,823,118
Beta Technologies Inc Class A (b)	3,193,604	64,191,440
Boeing Co (b)	837,362	173,987,076
GE Aerospace	1,581,433	530,902,873
Lockheed Martin Corp	32,959	18,497,580
		800,754,887
Air Freight & Logistics - 0.1%
FedEx Corp	65,040	21,294,096
United Parcel Service Inc Class B	600,069	62,545,192
		83,839,288
Building Products - 0.1%
Madison Air Solutions Corp (d)	350,588	8,329,971
Madison Air Solutions Corp Class A	1,615,403	42,646,639
Trane Technologies PLC	17,978	7,989,423
		58,966,033
Construction & Engineering - 0.2%
Comfort Systems USA Inc	46,941	72,552,948
Fluor Corp (b)	394,515	21,505,013
Quanta Services Inc	123,763	75,135,280
		169,193,241
Electrical Equipment - 0.7%
Bloom Energy Corp Class A (b)	371,311	76,601,459
Eaton Corp PLC	196,107	78,811,481
Emerson Electric Co	119,788	18,260,483
Empower Semiconductor Inc (d)(f)	1,061,500	116,765
GE Vernova Inc	446,620	401,301,469
Vertiv Holdings Co Class A	397,584	102,862,932
		677,954,589
Ground Transportation - 0.2%
Avis Budget Group Inc (b)(g)	9,989	1,473,278
Fedex Freight Holding Co Inc	29,971	4,008,322
Neutron Holdings Inc (d)(h)	842,272	34,010,943
Neutron Holdings Inc (b)	134,500	5,431,110
Old Dominion Freight Line Inc	224,518	44,894,619
Uber Technologies Inc (b)	487,219	36,858,117
Union Pacific Corp	154,259	46,381,054
		173,057,443
Industrial Conglomerates - 0.0%
3M Co	159,747	27,449,326
Honeywell International Inc	128,667	27,474,265
		54,923,591
Machinery - 0.4%
Caterpillar Inc	381,433	304,181,375
Deere & Co	80,057	52,430,130
Illinois Tool Works Inc	131,682	36,261,272
		392,872,777
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)	465,909	19,256,019
American Airlines Group Inc (b)	3,643,703	48,934,931
Delta Air Lines Inc	2,414,711	188,347,458
JetBlue Airways Corp (b)	10,003	46,014
Southwest Airlines Co	3,363,426	129,592,804
United Airlines Holdings Inc (b)	2,927,632	316,154,980
Wheels Up Experience Inc Class A rights (b)(f)	80,889	1
Wheels Up Experience Inc Stage 1 rights (b)(f)	80,889	1
Wheels Up Experience Inc Stage 3 rights (b)(f)	80,890	0
		702,332,208
TOTAL INDUSTRIALS		3,113,894,057
Information Technology - 49.5%
Communications Equipment - 2.5%
Arista Networks Inc (b)	990,325	193,796,699
Ciena Corp (b)	5,251,405	2,010,237,835
Lumentum Holdings Inc (b)	254,911	233,182,386
		2,437,216,920
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (b)	166,619	46,291,757
Corning Inc	2,585,019	384,469,876
Flex Ltd (b)	35,256	3,851,718
		434,613,351
IT Services - 1.1%
Akamai Technologies Inc (b)	415,786	45,162,675
Cloudflare Inc Class A (b)	2,251,851	687,062,259
CoreWeave Inc Class A (b)	32,859	2,789,401
Fastly Inc Class A (b)	1,881,175	42,871,978
IBM Corporation	188,725	44,137,116
Kyndryl Holdings Inc (b)	438,424	5,896,803
MongoDB Inc Class A (b)	41,038	18,605,398
Okta Inc Class A (b)	465,277	80,511,532
Quantinuum Inc Class A (g)	15,264	764,726
Snowflake Inc (b)	328,673	108,932,092
Twilio Inc Class A (b)	30,600	7,210,278
		1,043,944,258
Semiconductors & Semiconductor Equipment - 25.0%
Advanced Micro Devices Inc (b)	1,507,810	709,756,323
Applied Materials Inc	492,600	225,802,914
ARM Holdings PLC ADR (b)	78,650	19,026,222
Astera Labs Inc (b)	1,476,293	438,429,495
Broadcom Inc	6,063,246	2,245,462,524
Cerebras Systems Inc B - 180 Day Lockup Final Release (h)	552,594	101,809,919
Cerebras Systems Inc B - Lockup Released	986,956	181,836,773
Cerebras Systems Inc B - October 14, 2026 Lockup Release (h)	228,748	42,144,532
Cerebras Systems Inc B - October 28, 2026 Lockup Release (h)	228,748	42,144,532
Cerebras Systems Inc B - September 16, 2026 Lockup Release (h)	172,203	31,726,680
Cerebras Systems Inc B - September 2, 2026 Lockup Release (h)	172,203	31,726,680
Cerebras Systems Inc B - September 30, 2026 Lockup Release (h)	228,748	42,144,532
Cerebras Systems Inc Class A (b)	247,858	45,665,358
Cirrus Logic Inc (b)	10,002	1,095,318
Enphase Energy Inc (b)	131,937	4,805,146
First Solar Inc (b)	207,223	41,838,324
GlobalFoundries Inc	396,545	17,721,596
Impinj Inc (b)	1,018,526	177,549,452
Intel Corp (b)	2,408,363	215,572,572
KLA Corp	1,976,553	346,786,224
Lam Research Corp	904,193	272,605,148
Marvell Technology Inc	2,370,699	501,782,150
Micron Technology Inc	1,220,386	1,170,020,670
Monolithic Power Systems Inc	73,622	93,335,763
NVIDIA Corp	74,361,515	16,417,535,282
ON Semiconductor Corp (b)	1,215,037	90,022,091
SiTime Corp (b)	932,471	527,237,753
Teradyne Inc	524,954	183,644,658
Texas Instruments Inc	365,465	95,353,473
		24,314,582,104
Software - 9.4%
Adobe Inc (b)	160,821	47,086,781
Asapp Inc warrants 8/28/2028 (b)(d)(f)	1,007,060	211,482
Atlassian Corp Class A (b)	39,304	7,631,658
Autodesk Inc (b)	185,493	47,955,505
Canva Inc Class A (b)(d)(f)	9,474	14,185,704
Celestial AI Inc (Milestone 1) rights (b)(d)(f)	1,325,820	5,435,862
Celestial AI Inc (Milestone 2) rights (b)(d)(f)	1,325,820	3,022,870
Celestial AI Inc (Milestone 3) rights (b)(d)(f)	1,325,820	649,652
Celestial AI Inc escrow shares (d)(f)	1,325,820	13
Circle Internet Group Inc Class A (b)(g)	328,665	31,403,941
Crowdstrike Holdings Inc Class A (b)	2,306,920	532,898,520
Databricks Inc (d)(f)	32,600	8,247,800
Datadog Inc Class A (b)	454,249	107,675,183
Elastic NV (b)	63,360	6,180,768
Figma Inc Class A (b)	524,532	14,419,385
HubSpot Inc (b)	81,596	21,325,931
Intuit Inc	119,739	43,022,223
Microsoft Corp	11,080,646	5,621,100,909
Monday.com Ltd (b)	4,989	504,587
Nutanix Inc Class A (b)(e)	13,844,092	949,289,388
OpenAI Group Pbc Class A (d)(f)	18,000	12,378,420
Oracle Corp	4,347,415	648,286,525
Palantir Technologies Inc Class A (b)	1,950,946	363,617,315
Palo Alto Networks Inc (b)	449,367	171,716,612
Rubrik Inc Class A (b)	1,375,230	127,951,399
Salesforce Inc	120,277	30,976,139
ServiceNow Inc (b)	1,314,055	194,466,999
Workday Inc Class A (b)	138,162	27,280,087
Zoom Communications Inc Class A (b)	1,610,311	155,684,867
Zscaler Inc (b)	29,963	5,644,580
		9,200,251,105
Technology Hardware, Storage & Peripherals - 11.1%
Apple Inc	22,514,305	7,133,657,539
Everpure Inc Class A (b)(e)	17,084,735	1,588,026,118
Sandisk Corp (b)	1,182,755	1,853,022,259
Western Digital Corp	700,902	315,791,396
		10,890,497,312
TOTAL INFORMATION TECHNOLOGY		48,321,105,050
Materials - 0.4%
Chemicals - 0.1%
Corteva Inc	402,630	34,074,577
Dow Inc	458,333	13,988,323
Farmers Business Network Inc (b)(d)(f)	158,470	71,312
Farmers Business Network Inc warrants 9/27/2033 (b)(d)(f)	739,310	524,910
Mosaic Co/The	659,208	15,900,097
		64,559,219
Construction Materials - 0.0%
James Hardie Industries PLC (b)	435,294	12,932,584
Containers & Packaging - 0.0%
Avery Dennison Corp	172,700	30,068,797
Smurfit Westrock PLC	46,343	2,173,487
		32,242,284
Metals & Mining - 0.3%
Freeport-McMoRan Inc	3,980,839	301,508,746
Nucor Corp	80,559	20,110,749
		321,619,495
TOTAL MATERIALS		431,353,582
Real Estate - 0.1%
Health Care REITs - 0.0%
Welltower Inc	203,062	47,971,367
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	230,917	33,670,007
Specialized REITs - 0.1%
American Tower Corp	217,746	38,257,973
Equinix Inc	14,127	14,787,013
		53,044,986
TOTAL REAL ESTATE		134,686,360
TOTAL UNITED STATES		92,968,108,669
TOTAL COMMON STOCKS (Cost $32,227,226,255)		95,575,165,667

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
JUUL Labs Inc 5% 9/28/2029 (d)(f)(l)	20,996,474	21,116,155
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(f)	5,437,296	6,361,636
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(f)	2,312,948	1,905,869
Health Care Technology - 0.0%
Allotera Therapeutics Inc 0% 12/31/2199 (d)(f)(k)	2,085,443	2,295,239
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(f)	851,399	1,112,522
TOTAL HEALTH CARE		5,313,630
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(f)	4,547,314	5,409,940
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (d)(f)	977,737	535,995
TOTAL UNITED STATES		38,737,356
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $37,729,369)		38,737,356

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(d)(f)	682,293	7,846,370
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)(f)	95,900	14,625,709
TOTAL CANADA		22,472,079
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(f)	403,450	133,328,122
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(f)	72,621	16,290,236
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(d)(f)	22	177
DNA Script SAS Series C (b)(d)(f)	10,882	1,299,517

TOTAL FRANCE		1,299,694
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (d)(f)	363	514,782
Valuedrive Technologies Pvt Ltd Series B (d)(f)	729	1,033,818
Valuedrive Technologies Pvt Ltd Series C (d)(f)	3	4,254
Valuedrive Technologies Pvt Ltd Series C1 (d)(f)	2	2,836
Valuedrive Technologies Pvt Ltd Series G (d)(f)	4,671,150	1,840,139
Valuedrive Technologies Pvt Ltd Series S2 (d)(f)	177	251,009

TOTAL INDIA		3,646,838
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)(f)	6,623,267	4,901,218
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)(f)	530,700	12,460,836
Element Labs Inc Series B (b)(d)(f)	286,800	6,920,484
Element Labs Inc Series C (d)(f)	259,200	7,164,288
TOTAL INDUSTRIALS		26,545,608
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Xsight Labs Ltd Series D (b)(d)(f)	787,863	10,163,433
Xsight Labs Ltd Series F (b)(d)(f)	1,303,469	13,634,286
Xsight Labs Ltd Series G (d)(f)	250,600	4,210,079
TOTAL INFORMATION TECHNOLOGY		28,007,798
TOTAL ISRAEL		59,454,624
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(d)(f)	3,870,630	9,599,162
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (d)(f)	1,062,000	23,417,100
TOTAL UNITED KINGDOM		33,016,262
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(f)	154,174	1
Rad Power Bikes Inc Series C (b)(d)(f)	606,658	6
Rad Power Bikes Inc Series D (b)(d)(f)	1,071,300	11
Waymo LLC Series A2 (b)(d)(f)	44,767	7,553,537
Waymo LLC Series C2 (b)(d)(f)	33,554	5,513,593
		13,067,148
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(f)	70,000	1,645,699
Textiles, Apparel & Luxury Goods - 0.0%
Sail Biomedicines Series B (b)(d)(f)	344,496	6,228,488
TOTAL CONSUMER DISCRETIONARY		20,941,335
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(f)	125,688	7,250,941
GoBrands Inc Series H (b)(d)(f)	104,311	7,672,074
		14,923,015
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(f)	1,060,308	10
AgBiome LLC Series D (b)(d)(f)	852,431	8,524
		8,534
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(d)(f)	22,033	45,829
TOTAL CONSUMER STAPLES		14,977,378
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(f)	372,100	4,048,448
Stripe Global Holdings Inc Series H (d)(f)	88,200	6,122,844
Tenstorrent Holdings Inc Series C1 (b)(d)(f)	178,216	15,143,014
Tenstorrent Holdings Inc Series D1 (b)(d)(f)	179,036	15,910,929
Tenstorrent Holdings Inc Series D2 (b)(d)(f)	47,252	4,083,990
TOTAL FINANCIALS		45,309,225
Health Care - 0.5%
Biotechnology - 0.2%
Altos Labs Inc Series B (b)(d)(f)	485,428	12,145,409
Altos Labs Inc Series C (b)(d)(f)	108,056	2,703,561
Ankyra Therapeutics Series B (b)(d)(f)	1,356,730	7,475,582
Asimov Inc Series B (b)(d)(f)	82,174	2,176,789
Bright Peak Therapeutics Inc. Series B (b)(d)(f)	1,272,915	1,476,581
Bright Peak Therapeutics Inc. Series C (b)(d)(f)	2,299,209	2,046,296
Cardurion Pharmaceuticals Inc Series B (b)(d)(f)	1,181,602	7,006,900
Castle Creek Biosciences Inc Series B (b)(d)(f)	16,803	2,415,599
Castle Creek Biosciences Inc Series C (b)(d)(f)	13,100	2,338,743
Castle Creek Biosciences Inc Series D1 (b)(d)(f)	19,720	3,335,639
Castle Creek Biosciences Inc Series D2 (b)(d)(f)	6,341	930,795
CELLANOME Inc Series B (b)(d)(f)	1,040,007	8,382,456
City Therapeutics Inc Series A (b)(d)(f)	800,961	10,380,455
City Therapeutics Inc Series B (d)(f)	104,700	1,529,667
Cleerly Inc Series C (b)(d)(f)	983,054	12,553,600
Element Biosciences Inc Series B (b)(d)(f)	1,096,312	8,715,680
Element Biosciences Inc Series C (b)(d)(f)	480,109	5,818,921
Element Biosciences Inc Series D (b)(d)(f)	224,866	1,866,388
Element Biosciences Inc Series D1 (b)(d)(f)	224,866	1,866,388
ElevateBio LLC Series C (b)(d)(f)	1,534,100	2,822,744
Epicrispr Biotechnologies Inc Series C (d)(f)	11,620,700	880,595
Genesis Therapeutics Inc Series D (b)(d)(f)	1,654,854	12,907,861
LifeMine Therapeutics Inc Series C (b)(d)(f)	7,794,524	11,457,950
National Resilience LLC Series B (b)(d)(f)	1,277,345	5,658,638
National Resilience LLC Series C (b)(d)(f)	379,000	3,013,050
Serif Biomedicines, Inc (d)(f)	3,296,106	7,778,810
Sonoma Biotherapeutics Inc Series B (b)(d)(f)	2,497,760	3,921,484
Sonoma Biotherapeutics Inc Series B1 (b)(d)(f)	1,332,116	2,451,093
Souffle Therapeutics Inc Series B (d)(f)	2,507,100	6,769,170
T-Knife Therapeutics Inc Series B (b)(d)(f)	995,165	686,663
Treeline Biosciences Series A (b)(d)(f)	1,347,260	9,781,108
Treeline Biosciences Series A1 (b)(d)(f)	464,216	3,370,208
Triveni Bio Inc Series B (b)(d)(f)	4,766,021	5,814,546
Triveni Bio Inc Series C (d)(f)	1,588,268	1,985,335
		174,464,704
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(d)(f)	927,374	34,915,631
Blink Health LLC Series D (b)(d)(f)	241,612	9,096,692
Kardium Inc/US Series D-6 (b)(d)(f)	5,899,008	5,250,117
Kardium Inc/US Series D-6 (Issued June 2025) (b)(d)(f)	8,237,435	5,683,830
Kardium Inc/US Series D-7 (Aug 25 Closing) (b)(d)(f)	8,754,573	3,501,829
Kardium Inc/US Series D-7 (June 25 1st Closing) (b)(d)(f)	398,649	159,460
Kardium Inc/US Series D-7 (June 25 2nd Closing) (b)(d)(f)	1,916,096	766,438
Medical Microinstruments Inc/Italy Series C (b)(d)(f)	212,985	6,104,150
		65,478,147
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(f)	101,470	3,935,007
Aledade Inc Series E1 (b)(d)(f)	66,006	2,559,712
Allotera Therapeutics Inc Series B (b)(d)(f)	493,529	814,323
Allotera Therapeutics Inc Series C (b)(d)(f)	2,090,300	3,762,540
Oura Inc Series D (d)(f)	864,427	62,437,562
Oura Inc Series E (d)(f)	1,920,845	138,742,635
		212,251,779
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(f)	4,342,265	3,126,431
Galvanize Therapeutics Series C-1 (b)(d)(f)	6,788,184	3,054,683
Mentari Therapeutics Inc Series A (d)(f)	2,005,263	5,514,473
Mirador Therapeutics Inc Series A (b)(d)(f)	2,678,245	10,070,201
Mirador Therapeutics Inc Series B (b)(d)(f)	2,942,219	11,121,588
		32,887,376
TOTAL HEALTH CARE		485,082,006
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series F (b)(d)(f)	287,246	21,112,581
Anduril Industries Inc Series G (b)(d)(f)	45,100	3,314,850
		24,427,431
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(d)(f)	180,063	12,984,343
Zipline International Inc Series H (d)(f)	307,800	22,195,458
		35,179,801
Machinery - 0.0%
Harbinger Motors Inc Series D-1 (d)(f)	3,992,056	10,499,107
TOTAL INDUSTRIALS		70,106,339
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.2%
Menlo Microsystems Inc Series C (b)(d)(f)	4,423,488	2,432,918
Menlo Microsystems Inc Series C-1 (d)(f)	113,900	125,290
Vast Data Ltd Series A (b)(d)(f)	318,221	20,172,029
Vast Data Ltd Series A1 (b)(d)(f)	783,248	49,650,091
Vast Data Ltd Series A2 (b)(d)(f)	900,985	57,113,440
Vast Data Ltd Series B (b)(d)(f)	716,925	45,445,876
Vast Data Ltd Series C (b)(d)(f)	20,899	1,324,788
Vast Data Ltd Series E (b)(d)(f)	685,070	43,426,587
		219,691,019
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(d)(f)	190,608	6,097,550
Alif Semiconductor Series D (b)(d)(f)	251,500	8,440,340
Danger Devices Inc Series B (b)(d)(f)	3,437,900	3,094,110
Retym Inc Series C (b)(d)(f)	666,292	8,108,774
Retym Inc Series D (b)(d)(f)	165,291	2,100,848
SiMa Technologies Inc Series B (b)(d)(f)	1,596,216	12,657,993
SiMa Technologies Inc Series B1 (b)(d)(f)	106,922	907,768
SiMa Technologies Inc Series C (d)(f)	1,115,086	10,236,489
		51,643,872
Software - 0.7%
Anthropic PBC Series D-1 (b)(d)(f)	235,150	193,370,901
Anthropic PBC Series E (b)(d)(f)	45,100	35,066,603
Anthropic PBC Series F (b)(d)(f)	66,600	51,783,498
Anthropic PBC Series H (d)(f)	9,700	7,542,041
Asapp Inc Series D (b)(d)(f)	1,755,238	1,527,057
Canva Inc Series A (b)(d)(f)	3,369	5,044,505
Canva Inc Series A2 (b)(d)(f)	611	914,868
Crusoe Energy Systems LLC Series D (b)(d)(f)	259,289	53,405,755
Crusoe Energy Systems LLC Series E (d)(f)	22,214	4,575,418
Crusoe Energy Systems LLC Series F (d)	16,991	3,499,571
Databricks Inc Series G (b)(d)(f)	250,296	63,324,888
Databricks Inc Series H (b)(d)(f)	273,171	69,112,263
Databricks Inc Series J (b)(d)(f)	130,663	33,057,739
Databricks Inc Series K (d)(f)	8,900	2,251,700
Databricks Inc Series L (d)(f)	23,700	5,996,100
Dataminr Inc Series D, 8% (b)(d)(f)	1,773,901	11,636,791
Density AI Inc (d)(f)	2,475,400	50,003,080
Evozyne Inc Series A (b)(d)(f)	444,700	7,226,375
Evozyne Inc Series B (b)(d)(f)	247,942	4,138,152
Lyte AI Inc Series B (b)(d)(f)	673,357	20,725,928
Lyte AI Inc Series C (d)(f)	61,000	2,246,020
OpenAI Group Pbc Series A-3 (d)(f)	22,979	15,802,429
Physical Intelligence Inc Series B (d)(f)	41,700	19,315,440
Physical Intelligence Inc Series C (d)(f)	4,383	2,200,967
Skyryse Inc Series B (b)(d)(f)	568,445	13,165,186
Skyryse Inc Series C (d)(f)	296,604	7,118,496
Skyryse Inc Series C-1 (d)(f)	53,976	1,253,323
		685,305,094
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(f)	407,933	24,231,220
Lightmatter Inc Series C2 (b)(d)(f)	64,075	3,900,245
Lightmatter Inc Series D (b)(d)(f)	426,443	32,081,307
		60,212,772
TOTAL INFORMATION TECHNOLOGY		1,016,852,757
Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(d)(f)	28,363	12,763
Manus Bio Inc Series One-5 (b)(d)(f)	736,380	2,768,789
Manus Bio Inc Series One-6 (b)(d)(f)	914,609	3,438,930
		6,220,482
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(d)(f)	1,704,625	57,974,296
TOTAL MATERIALS		64,194,778
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(f)	80,057	3,461,665
Redwood Materials Series D (b)(d)(f)	18,751	810,793
Redwood Materials Series E (d)(f)	5,091	220,135
TOTAL UTILITIES		4,492,593
TOTAL UNITED STATES		1,721,956,411
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,191,720,508)		1,991,464,266

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(f) (Cost $15,508,325)	46,864	6,862,296

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(f)(m)	8,759,878	9,007,783
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(f)	985,838	318,064
Health Care - 0.0%
Biotechnology - 0.0%
Bright Peak Therapeutics Inc. 8% 2/28/2027 (d)(f)	266,833	273,898
TOTAL UNITED STATES		591,962
TOTAL PREFERRED SECURITIES (Cost $10,012,549)		9,599,745

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	3.69	167,650,337	167,683,867
Fidelity Securities Lending Cash Central Fund (n)(o)	3.72	543,303,516	543,357,846
TOTAL MONEY MARKET FUNDS (Cost $711,033,022)			711,041,713

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $34,193,230,028)	98,332,871,043
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(593,182,438)
NET ASSETS - 100.0%	97,739,688,605

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,547,726,444 or 2.6% of net assets.

(e)	Affiliated company.
(f)	Level 3 security.
(g)	Security or a portion of the security is on loan at period end.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,638,231,799 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,693,865 or 0.1% of net assets.

(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $189,707,730.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	36,220,587

Adimab LLC	9/17/2014 - 6/5/2015	12,138,388

AgBiome LLC Series C	6/29/2018	6,715,673

AgBiome LLC Series D	9/3/2021	4,751,176

Akeana Series C	1/23/2024	4,748,294

Aledade Inc Series B1	5/7/2021	3,885,358

Aledade Inc Series E1	5/20/2022	3,288,049

Alif Semiconductor Series C	3/8/2022	3,869,064

Alif Semiconductor Series D	4/11/2025	6,794,801

Allotera Therapeutics Inc 0% 12/31/2199	6/14/2024	2,085,443

Allotera Therapeutics Inc Series B	7/9/2021	3,827,268

Allotera Therapeutics Inc Series C	8/22/2025 - 2/17/2026	3,705,872

Allotera Therapeutics Inc warrants 8/22/2035	8/22/2025	0

Altos Labs Inc Series B	7/22/2022	9,295,170

Altos Labs Inc Series C	3/15/2024	2,703,820

Anduril Industries Inc Class B	6/16/2025	196,156

Anduril Industries Inc Class C	6/16/2025	81

Anduril Industries Inc Series F	8/7/2024	6,243,752

Anduril Industries Inc Series G	4/17/2025	1,843,814

Ankyra Therapeutics Series B	8/26/2021	7,640,832

Ant International Co Ltd Class C	5/16/2018	6,690,161

Antares Therapeutics Inc	3/5/2025	455,432

Anthropic PBC Series D-1	5/31/2024	7,055,558

Anthropic PBC Series E	2/14/2025	2,529,501

Anthropic PBC Series F	8/18/2025	9,388,443

Anthropic PBC Series H	5/28/2026	5,713,392

Asapp Inc Series D	8/29/2023	6,777,852

Asapp Inc warrants 8/28/2028	8/29/2023	1

Asimov Inc Series B	10/29/2021	7,615,944

Bending Spoons SpA	10/9/2025	4,870,281

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	7,280,990

Blink Health LLC Series C	11/7/2019 - 7/14/2021	35,403,430

Blink Health LLC Series D	6/17/2024 - 6/25/2024	10,147,704

Blue Marlin Therapeutics, Inc.	10/23/2025	103,869

Bolt Technology OU Series E	1/3/2022	18,866,682

Bright Peak Therapeutics Inc. 8% 2/28/2027	6/2/2026	266,833

Bright Peak Therapeutics Inc. Series B	5/14/2021	4,972,006

Bright Peak Therapeutics Inc. Series C	5/7/2024	2,606,153

Bytedance Ltd Series E1	11/18/2020	44,207,703

CAMP4 Therapeutics Corp	9/9/2025	645,960

Candid Therapeutics Adjustment Escrow shares	6/17/2026	36,271

Candid Therapeutics milestone 1 rights	6/17/2026	253,898

Candid Therapeutics milestone 2 rights	6/17/2026	145,084

Candid Therapeutics Shareholder Rep Escrow shares	6/17/2026	36

Canva Inc Class A	3/18/2024 - 11/12/2025	12,944,994

Canva Inc Series A	9/22/2023	3,593,581

Canva Inc Series A2	9/22/2023	651,730

Cardurion Pharmaceuticals Inc Series B	7/10/2024	5,787,014

Castle Creek Biosciences Inc Series A4	9/29/2016	15,508,325

Castle Creek Biosciences Inc Series B	10/9/2018	6,920,316

Castle Creek Biosciences Inc Series C	12/9/2019	5,395,235

Castle Creek Biosciences Inc Series D1	4/19/2022	4,240,392

Castle Creek Biosciences Inc Series D2	6/28/2021	1,087,099

Celestial AI Inc (Milestone 1) rights	2/25/2025	2,759,160

Celestial AI Inc (Milestone 2) rights	2/25/2025	2,120,090

Celestial AI Inc (Milestone 3) rights	2/25/2025	618,782

Celestial AI Inc escrow shares	2/25/2025	0

CELLANOME Inc Series B	1/8/2024	7,789,652

City Therapeutics Inc Series A	4/17/2024	8,033,238

City Therapeutics Inc Series B	5/20/2026	1,531,709

Cleerly Inc Series C	7/8/2022	11,580,966

Conformal Medical Inc Adjustment Escrow shares	2/18/2026	12,403

Conformal Medical Inc Shareholder Rep Escrow shares	2/18/2026	24,806

Conformal Medical Inc Vizara Med Escrow shares	2/18/2026	12

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	8,636,837

Crusoe Energy Systems LLC Series D	12/10/2024	7,563,938

Crusoe Energy Systems LLC Series E	10/8/2025	1,866,159

Crusoe Energy Systems LLC Series F	8/31/2026	3,499,571

Danger Devices Inc Series B	3/5/2025	3,095,828

Databricks Inc	8/12/2026	8,247,800

Databricks Inc Series G	2/1/2021	14,798,159

Databricks Inc Series H	8/31/2021	20,073,734

Databricks Inc Series J	12/17/2024	12,086,328

Databricks Inc Series K	9/8/2025	1,334,999

Databricks Inc Series L	12/18/2025	4,503,000

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	22,617,238

Deep Genomics Inc Series C	7/21/2021	9,894,067

Density AI Inc	12/5/2025	3,688,309

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	40,911,000

Discord Inc Series I	9/15/2021	3,854,371

DNA Script SAS	12/17/2021	370,744

DNA Script SAS seed shares	12/17/2021	1,416,515

DNA Script SAS Series B	12/17/2021	17,616

DNA Script SAS Series C	10/1/2021	9,465,708

Element Biosciences Inc Series B	12/13/2019	5,745,333

Element Biosciences Inc Series C	6/21/2021	9,869,457

Element Biosciences Inc Series D	6/28/2024	1,763,691

Element Biosciences Inc Series D1	6/28/2024	1,763,691

Element Labs Inc Series A	2/11/2025	1,957,539

Element Labs Inc Series B	6/27/2025	2,517,789

Element Labs Inc Series C	4/16/2026	7,190,778

ElevateBio LLC Series C	3/9/2021	6,435,550

Empower Semiconductor Inc	7/7/2026	116,765

Epic Games Inc	7/13/2020 - 7/30/2020	29,785,000

Epicrispr Biotechnologies Inc Series C	8/10/2026	880,593

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 6/30/2026	4,547,314

Evozyne Inc Series A	4/9/2021	9,992,409

Evozyne Inc Series B	9/14/2023	3,840,622

Fanatics Inc Class A	8/13/2020 - 10/24/2022	21,635,851

Farmers Business Network Inc	9/15/2021	9,850,147

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	977,737

Farmers Business Network Inc Series G	9/15/2021	1,762,981

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	0

Freenome Inc	12/5/2025	2,469,930

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,087,832

Galvanize Therapeutics Series B	3/29/2022	7,517,698

Galvanize Therapeutics Series C-1	7/7/2025	2,857,908

Genesis Therapeutics Inc Series D	8/10/2023	8,452,332

GoBrands Inc Series G	3/2/2021	31,386,468

GoBrands Inc Series H	7/22/2021	40,523,841

Harbinger Motors Inc Series D-1	8/27/2026	10,499,107

InMed Pharmaceuticals Inc	5/19/2026 - 7/22/2026	15,616,619

InSightec Ltd Series G	6/17/2024	5,880,136

JUUL Labs Inc 5% 9/28/2029	8/25/2026	20,996,474

JUUL Labs Inc Class A	7/6/2018 - 11/4/2025	16,300,063

JUUL Labs Inc Series E	7/6/2018	649,610

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 6/30/2026	2,597,273

Kardium Inc/US Series D-6	12/30/2020	5,992,448

Kardium Inc/US Series D-6 (Issued June 2025)	12/30/2020	8,367,917

Kardium Inc/US Series D-7 (Aug 25 Closing)	5/31/2024 - 6/30/2025	3,943,195

Kardium Inc/US Series D-7 (June 25 1st Closing)	8/6/2024	62,017

Kardium Inc/US Series D-7 (June 25 2nd Closing)	8/6/2024	930,130

Kartos Therapeutics Inc 250M Milestone rights	8/20/2026	0

Kartos Therapeutics Inc 950M Milestone rights	8/20/2026	5,455,500

Korsana Biosciences	4/1/2026	8,916,715

LB Pharmaceuticals Inc	7/29/2026	7,029,858

LifeMine Therapeutics Inc Series C	2/15/2022	15,874,250

Lightmatter Inc Series C1	5/19/2023	6,713,272

Lightmatter Inc Series C2	12/18/2023	1,666,065

Lightmatter Inc Series D	10/11/2024	34,213,735

Lyte AI Inc Series B	8/13/2024	8,542,274

Lyte AI Inc Series C	6/24/2026	2,247,173

Madison Air Solutions Corp	8/24/2026	8,754,182

Manus Bio Inc Series One-5	11/13/2020	7,724,091

Manus Bio Inc Series One-6	3/30/2021	9,593,583

Medical Microinstruments Inc/Italy Series C	2/16/2024	7,099,578

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	5,863,333

Menlo Microsystems Inc Series C-1	4/17/2026	125,074

Mentari Therapeutics Inc Series A	9/18/2025	2,751,822

Mirador Therapeutics Inc Series A	3/19/2024	8,034,735

Mirador Therapeutics Inc Series B	7/31/2025	9,709,323

National Resilience LLC Series B	12/1/2020	17,448,533

National Resilience LLC Series C	6/28/2021	16,831,390

Neurona Therapeutics Inc	6/1/2026	98,916

Neurona Therapeutics Inc	6/1/2026	0

Neurona Therapeutics Inc escrow shares	6/1/2026	494,580

Neurona Therapeutics Inc milestone 2 rights	6/1/2026	32,972

Neurona Therapeutics Inc milestone 3 rights	6/1/2026	32,972

Neurona Therapeutics Inc milestone 4 rights	6/1/2026	32,972

Neutron Holdings Inc	1/25/2019 - 4/27/2026	18,384,097

Nscale Limited Series B	9/25/2025	6,723,876

OpenAI Group Pbc Class A	9/3/2025	7,740,000

OpenAI Group Pbc Series A-3	8/4/2025	7,051,600

Oura Inc Series D	12/18/2024	22,207,129

Oura Inc Series E	9/24/2025	102,899,667

Paragon Biosciences Emalex Capital Inc Adjustment Escrow	6/10/2026	109,549

Paragon Biosciences Emalex Capital Inc Milestone 1 June 10, 2028	6/10/2026	1,884,246

Paragon Biosciences Emalex Capital Inc Milestone 2	6/10/2026	416,287

Paragon Biosciences Emalex Capital Inc ODT Royalty	6/10/2026	0

Paragon Biosciences Emalex Capital Inc Ombakay Royalty	6/10/2026	854,484

Paragon Biosciences Emalex Capital Inc Priority Review Voucher Sale	6/10/2026	0

Physical Intelligence Inc Series B	10/24/2025	11,324,023

Physical Intelligence Inc Series C	5/28/2026	2,204,231

Prognomiq Inc	8/20/2020 - 2/16/2022	3,655,328

Quell Therapeutics Ltd Series B	11/24/2021	7,315,491

Rad Power Bikes Inc	1/21/2021	5,704,519

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	985,838

Rad Power Bikes Inc Series A	1/21/2021	743,711

Rad Power Bikes Inc Series C	1/21/2021	2,926,421

Rad Power Bikes Inc Series D	9/17/2021	10,267,125

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	1

Redwood Materials Series C	5/28/2021	3,794,980

Redwood Materials Series D	6/2/2023	895,095

Redwood Materials Series E	10/20/2025	243,022

Retym Inc Series C	5/17/2023 - 6/20/2023	5,184,951

Retym Inc Series D	1/29/2025	1,749,936

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	15,454,253

Sail Biomedicines Series B	8/13/2021	6,040,824

Saluda Medical Inc	1/20/2022 - 10/30/2025	15,689,219

Saluda Medical Inc warrants	1/20/2022	0

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	1,391,599

Serif Biomedicines, Inc	3/31/2026	8,734,681

SiMa Technologies Inc Series B	5/10/2021	8,184,439

SiMa Technologies Inc Series B1	4/25/2022	758,173

SiMa Technologies Inc Series C	4/8/2024 - 8/18/2026	7,211,906

SkinHealth Systems Inc	12/8/2020	24,388,170

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	22,650,905

Skyhawk Therapeutics Inc rights 5/23/2028	12/19/2019	0

Skyryse Inc Series B	10/21/2021	14,029,206

Skyryse Inc Series C	9/16/2025 - 11/21/2025	8,015,486

Skyryse Inc Series C-1	8/13/2024	1,093,997

Sonoma Biotherapeutics Inc Series B	7/26/2021	4,936,323

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,949,058

Souffle Therapeutics Inc Series B	7/22/2026	6,773,683

Stripe Global Holdings Inc	5/18/2021	8,246,382

Stripe Global Holdings Inc Series H	3/15/2021	3,539,025

T-Knife Therapeutics Inc Series B	6/30/2021	5,740,908

Taalas Inc 0%	12/23/2025	8,759,878

Taalas Inc Series B	2/19/2025	5,266,195

Taalas Inc warrants	12/23/2025	1,768,822

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	5,437,296

Tenstorrent Holdings Inc Series C1	4/23/2021	10,595,741

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	14,112,772

Tenstorrent Holdings Inc Series D2	7/17/2024	3,590,207

Tory Burch LLC Class A	5/14/2015	65,871,826

Tory Burch LLC Class B	12/31/2012	17,170,277

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	10,545,678

Treeline Biosciences Series A1	10/27/2022	3,997,039

Triveni Bio Inc Series B	9/19/2024	4,987,164

Triveni Bio Inc Series C	5/28/2026	1,994,865

Tubulis GmbH escrow shares	5/21/2026	144

Tubulis GmbH escrow shares	5/21/2026	24,912

Tubulis GmbH milestone 1 rights	5/21/2026	506,520

Tubulis GmbH milestone 10 rights	5/21/2026	15,984

Tubulis GmbH milestone 11 rights	5/21/2026	15,120

Tubulis GmbH milestone 2 rights	5/21/2026	769,032

Tubulis GmbH milestone 3 rights	5/21/2026	344,376

Tubulis GmbH milestone 4 rights	5/21/2026	401,328

Tubulis GmbH milestone 5 rights	5/21/2026	67,176

Tubulis GmbH milestone 6 rights	5/21/2026	211,680

Tubulis GmbH milestone 7 rights	5/21/2026	206,280

Tubulis GmbH milestone 8 rights	5/21/2026	33,552

Tubulis GmbH milestone 9 rights	5/21/2026	33,552

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	436,197

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	876,359

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	3,604

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	2,403

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	1,771,543

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	193,424

Vast Data Ltd Series A	11/28/2023	3,500,431

Vast Data Ltd Series A1	11/28/2023	8,615,728

Vast Data Ltd Series A2	11/28/2023	9,910,835

Vast Data Ltd Series B	11/28/2023	7,886,175

Vast Data Ltd Series C	11/28/2023	229,889

Vast Data Ltd Series E	11/28/2023	15,071,540

Waymo LLC Series A2	5/8/2020	3,844,017

Waymo LLC Series C2	10/18/2024	2,623,966

Xsight Labs Ltd Series D	2/16/2021	6,299,753

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	6,035,057

Xsight Labs Ltd Series G	5/7/2026 - 7/10/2026	4,220,104

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	7,552,977

Zipline International Inc Series H	12/3/2025	17,318,139

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Bending Spoons SpA	12/28/2026

Cerebras Systems Inc B - 180 Day Lockup Final Release	11/9/2026

Cerebras Systems Inc B - October 14, 2026 Lockup Release	10/14/2026

Cerebras Systems Inc B - October 28, 2026 Lockup Release	10/28/2026

Cerebras Systems Inc B - September 16, 2026 Lockup Release	9/16/2026

Cerebras Systems Inc B - September 2, 2026 Lockup Release	9/2/2026

Cerebras Systems Inc B - September 30, 2026 Lockup Release	9/30/2026

Kardigan Inc	12/15/2026

Neutron Holdings Inc	12/30/2026

Odyssey Therapeutics Inc	11/4/2026

Parabilis Medicines Inc	12/7/2026

Parabilis Medicines Inc	12/7/2026

Saluda Medical Inc	3/31/2027

Saluda Medical Inc warrants	3/31/2027

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp - 180 Day Lockup Final Release	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	270,128,286	3,260,170,061	3,362,612,570	4,874,894	(6,478)	4,568	167,683,867	167,650,337
Fidelity Securities Lending Cash Central Fund	230,381,208	2,861,592,137	2,548,615,664	2,582,104	165	-	543,357,846	543,303,516
	500,509,494	6,121,762,198	5,911,228,234	7,456,998	(6,313)	4,568	711,041,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Beauty Health Co/The Class A	5,613,103	4,846,061	3,499,255	-	(14,611,871)	7,651,962	-	-
Cyclerion Therapeutics Inc	-	1,414,500	909	-	(753)	(610,642)	802,196	217,988
Everpure Inc Class A	1,420,681,859	84,226,518	7,717,949	-	5,759,585	85,076,105	1,588,026,118	17,084,735
InMed Pharmaceuticals Inc	-	15,616,619	-	-	-	2,230,519	17,847,138	6,610,051
Ionis Pharmaceuticals Inc	674,716,759	30,872,492	4,532,019	-	3,464,542	(191,241,158)	513,280,616	8,503,655
Korsana Biosciences	-	8,916,715	-	-	-	7,937,867	16,854,582	3,770,600
Nektar Therapeutics	-	120,186,447	145,602	-	64,669	11,981,606	132,087,120	1,850,478
Novocure Ltd	69,646,177	6,332,388	493,043	-	(15,932)	28,215,264	103,684,854	5,874,496
Nutanix Inc Class A	642,510,057	39,419,511	13,250,423	-	(6,360,092)	286,970,335	949,289,388	13,844,092
Nuvation Bio Inc Class A	135,702,214	4,770,709	977,708	-	867,114	(22,497,552)	117,864,777	17,697,414
SkinHealth Systems Inc	4,269,381	-	4,459,000	-	-	1,838,502	-	-
Total	2,953,139,550	316,601,960	35,075,908	-	(10,832,738)	217,552,808	3,439,736,789

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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